Fees Summary	Nov. 24, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 244,851,982.81
Previously Paid Amount	0.00
Total Fee Amount	33,814.05
Total Offset Amount	0.00
Net Fee	$ 33,814.05